Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans, including fees	$ 14,472	$ 14,740
Securities:
Taxable	1,940	2,237
Tax exempt	1,568	1,383
Other	41	31
Total Interest Income	18,021	18,391
INTEREST EXPENSE
Deposits	4,637	4,982
Short-term borrowings	37	39
Long-term debt	801	793
Total Interest Expense	5,475	5,814
Net Interest Income	12,546	12,577
PROVISION FOR LOAN LOSSES	324	982
Net Interest Income after Provision for Loan Losses	12,222	11,595
OTHER INCOME
Service charges on deposits	783	776
Fiduciary activities	498	525
Earnings on investment in life insurance	302	341
ATM and debit card fees	568	531
Investment securities gains from sales	166	12
Realized gains on sales of assets	36	6
Other	1,006	762
Total Other Income	3,359	2,953
OTHER EXPENSES
Employee compensation and benefits	5,443	4,998
Net occupancy and equipment	1,230	1,097
Professional fees	467	504
Director and advisory boards compensation	380	353
ATM expenses	168	188
Supplies and postage	333	326
FDIC/OCC expense	345	352
Pennsylvania bank shares tax	298	307
Other operating	1,225	1,182
Total Other Expenses	9,889	9,307
Income before Income Taxes	5,692	5,241
PROVISION FOR INCOME TAXES	1,160	1,095
Net Income	4,532	4,146
Other Comprehensive Income
Unrealized gains or losses on investment securities, net of tax	153	(56)
Reclassification adjustment, net of tax	(110)	(8)
Total Other Comprehensive Income	43	(64)
Total Comprehensive Income	$ 4,575	$ 4,082
BASIC EARNINGS PER SHARE	$ 3.22	$ 2.95
DIVIDENDS PER SHARE	$ 0.98	$ 0.750